Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Merchandise	$3,978	$4,340
Project in process	4,859	4,771
Work in process	98	74
Raw materials	279	221
	9,214	9,406
Land held under development	1,999	1,999
Construction in progress	103	116
	$11,316	$11,521